Dan IVES Wedbush AI Power & Infrastructure ETF
Schedule of Investments
July 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 92.1%
Energy — 14.2%
Baker Hughes Co. ................................................................................. 11,852 $ 716,927
Cameco Corp. .................................................................................... 6,568 567,344
Kinder Morgan, Inc. ................................................................................ 21,716 698,821
Williams Cos., Inc. (The) ........................................................................... 10,229 731,783
Total Energy 2,714,875
Industrials — 42.6%
Bloom Energy Corp.* .............................................................................. 2,886 593,968
BWX Technologies, Inc. ............................................................................ 2,707 456,671
Eaton Corp. PLC .................................................................................. 1,999 829,985
GE Vernova , Inc. .................................................................................. 751 743,708
Hubbell, Inc. ...................................................................................... 1,139 538,234
Johnson Controls International PLC ................................................................ 5,308 778,471
NuScale Power Corp.* ............................................................................. 36,183 304,661
nVent Electric PLC ................................................................................ 3,481 535,482
Quanta Services, Inc. .............................................................................. 1,186 791,489
Schneider Electric SE ............................................................................. 13,320 893,506
Siemens Energy AG ............................................................................... 23,847 813,898
Vertiv Holdings Co. ................................................................................ 2,548 615,520
Willdan Group, Inc.* ............................................................................... 3,488 239,033
Total Industrials 8,134,626
Information Technology — 9.9%
Celestica, Inc.* .................................................................................... 1,747 579,026
Coherent Corp.* ................................................................................... 2,133 560,744
Monolithic Power Systems, Inc. .................................................................... 520 741,536
Total Information Technology 1,881,306
Materials — 2.7%
Southern Copper Corp. ............................................................................ 2,831 517,252
Utilities — 22.7%
Constellation Energy Corp. ........................................................................ 2,993 786,411
NextEra Energy, Inc. ............................................................................... 9,268 805,575
NRG Energy, Inc. .................................................................................. 4,077 547,500
Ormat Technologies, Inc. .......................................................................... 3,597 350,995
Southern Co./The ................................................................................. 8,360 790,354
Talen Energy Corp.* ............................................................................... 1,291 431,323
Vistra Corp. ....................................................................................... 4,222 625,658
Total Utilities 4,337,816
Total Common Stocks
(Cost $19,207,097) 17,585,875
Real Estate Investment Trusts — 7.9%
Real Estate — 7.9%
Digital Realty Trust, Inc. ............................................................................ 3,901 735,417
Equinix, Inc. ....................................................................................... 754 768,537
Total Real Estate Investment Trusts
(Cost $1,554,186) 1,503,954

Dan IVES Wedbush AI Power & Infrastructure ETF
Schedule of Investments
(Continued)
July 31, 2026 (Unaudited)
2
Shares Value
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%
(a)
(Cost $26,762) .................................................................................... 26,762 $ 26,762
Total Investments — 100.1%
(Cost $20,788,045) 19,116,591
Other Assets and Liabilities,
Net — (0.1)% (11,044)
Net Assets — 100% $ 19,105,547
_______________
* Non Income Producing.
(a) Rate shown reflects the 1-day yield as of July 31, 2026.
PLC : Public Limited Company